INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Income tax expense
	2021	2020	2019

Current income tax expense	$27	$161	$327
Deferred income tax expense (recovery)	412	(1,569)	(960)
Total income tax expense (recovery)	$439	$(1,408)	$(633)

Schedule of deferred tax
	December 31,	December 31,
	2021	2020

Deferred income tax assets	$4,341	$4,249
Deferred income tax liabilities	(6,122)	(5,618)

	$(1,781)	$(1,369)

Schedule of reconciliation of income taxes
	2021	2020	2019

Net income (loss) before income taxes	$(1,618)	$(8,890)	$(2,968)
Net loss from discontinued operations before income taxes	-	(169)	(29,126)
Net income (loss) before income taxes	$(1,618)	$(9,059)	$(32,094)
Combined statutory tax rate	27.00%	27.00%	27.00%

Income tax expense (recovery) at the Canadian statutory rate	(437)	(2,446)	(8,665)

Reconciling items:
Effect of difference in foreign tax rates	11	(86)	(120)
Non-deductible/non-taxable items	675	1,467	6,449
Change in unrecognized deductible temporary differences	122	332	1,263
Impact of foreign exchange	75	(112)	222
Special mining duties	17	(185)	231
Revisions to estimates	313	(297)	58
Share issue costs	(249)	(73)	(174)
Other items	(88)	(8)	103

Income tax expense (recovery) recognized in the year	$439	$(1,408)	$(633)

Schedule of Deferred income tax assets and liabilities
	December 31, 2021	December 31, 2020

Reclamation provision	$272	$304
Non-capital losses	3,525	3,383
Other deductible temporary differences	543	562
Inventory	-	(2)
Exploration and evaluation assets	(3,326)	(3,349)
Plant, equipment and mining properties	(2,795)	(2,267)

Net deferred income tax liabilities	$(1,781)	$(1,369)

Schedule of Unrecognized deductible temporary differences
	December 31, 2021	December 31, 2020

Tax losses carried forward	$17,968	$18,974
Share issue costs	1,478	1,144
Plant, equipment and mining properties	341	263
Exploration and evaluation assets	1,244	1,248
Investments	(15)	(400)
Reclamation provision and other	-	-

Unrecognized deductible temporary differences	$21,016	$21,229